RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

26) RELATED PARTIES

The following table shows the breakdown of the total remuneration paid to the Atento Group’s key management personnel in 2016, 2017 and 2018:

	Thousands of U.S. dollars
	2016	2017	2018
Salaries and variable remuneration	3,826	4,374	10,703
Salaries	3,826	3,303	9,524
Variable remuneration	0	1,071	1,179
Payment in kind	980	858	1,116
Medical insurance	117	138	206
Life insurance premiums	27	28	44
Other	836	692	866
Total	4,806	5,232	11,819